United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management
Investment Company

Investment Company Act File Number: 811-21650

ASA Limited

(Exact name of registrant as specified in charter)

11 Summer Street – 4th Floor
Buffalo, New York 14209
(Address of principal executive offices)

JPMorgan Chase Bank
3 Chase MetroTech Center, 6th Floor
Brooklyn, New York 11245
(name and address of agent for service)

Registrant’s telephone number, including area code: (716) 883-2428

Date of fiscal year end: November 30, 2009

Date of reporting period: July 1, 2008 - June 30, 2009

Item 1.	Proxy Voting Record
“*” indicates the JSE Limited Ticker Symbol

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Agnico-Eagle Mines Limited	04/30/09
Ticker: AEM CUSIP: 008474108

Annual and Special Meeting Proposals
1	Elect Leanne M. Baker as Director		Mgmt.	For	For
2	Elect Douglas R. Beaumont as Director		Mgmt.	For	For
3	Elect Sean Boyd as Director		Mgmt.	For	For
4	Elect Clifford Davis as Director		Mgmt.	For	For
5	Elect David Garofalo as Director		Mgmt.	For	For
6	Elect Bernard Kraft as Director		Mgmt.	Withhold	Against
7	Elect Mel Leiderman as Director		Mgmt.	For	For
8	Elect James D. Nasso as Director		Mgmt.	For	For
9	Elect Merfyn Roberts as Director		Mgmt.	For	For
10	Elect Eberhard Scherkus as Director		Mgmt.	For	For
11	Elect Howard R. Stockford as Director		Mgmt.	For	For
12	Elect Pertti Voutilainen as Director		Mgmt.	For	For
13	Appointment of Ernst & Young LLP as Auditors of the Corporation and Authorizing the Directors to Fix their Remuneration		Mgmt.	For	For
14	Ordinary Resolution Approving an Amendment to Agnico-Eagle’s Employee Share Purchase Plan		Mgmt.	For	For
15	Ordinary Resolution Approving an Amendment of Agnico-Eagle’s Stock Option Plan		Mgmt.	For	For
16	Ordinary Resolution Confirming the Adoption of the Amended and Restated By-Laws of Agnico-Eagle		Mgmt.	For	For

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Anglo American plc	04/15/09
Ticker: AGL* CUSIP: NA

Annual Meeting Proposals

1	Accept Financial Statements and Statutory Reports		Mgmt.	For	For
2	Re-elect David Challen as Director		Mgmt.	For	For
3	Re-elect Dr. Chris Fay as Director		Mgmt.	For	For
4	Re-elect Sir Rob Margetts as Director		Mgmt.	For	For
5	Re-elect Sir Mark Moody-Stuart as Director		Mgmt.	For	For
6	Re-elect Fred Phaswana as Director		Mgmt.	For	For
7	Re-elect Peter Woicke as Director		Mgmt.	For	For
8	Re-elect Mamphela Ramphele as Director		Mgmt.	For	For

9	Reappoint Deloitte & Touche LLP as Auditors of the Company		Mgmt.	For	For
10	Authorize Board to Fix Remuneration of Auditors		Mgmt.	For	For
11	Approve Remuneration Report		Mgmt.	For	For
12	Authorize Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of USD 72,300,000		Mgmt.	For	For
13	Subject to the Passing of Resolution 12, Authorize Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of USD 36,100,000		Mgmt.	For	For
16	Authorize 197,300,000 Ordinary Shares for Market Purchase		Mgmt.	For	For

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Anglo Platinum Ltd.	03/30/09
Ticker: AMS* CUSIP: NA

Annual Meeting Proposals
1	Accept Financial Statements and Statutory Reports for Year Ended Dec. 31, 2008		Mgmt.	For	For
2	Reelect KD Dlamini as Director		Mgmt.	For	For
3	Reelect BA Khumalo as Director		Mgmt.	For	For
4	Reelect NF Nicolau as Director		Mgmt.	For	For
5	Reelect B. Nqwababa as Director		Mgmt.	For	For
6	Reelect TA Wixley as Director		Mgmt.	For	For
7	Approve Deloitte & Touche as Auditors and Appoint Graeme Berry as the designated Auditor to Hold Office for the Ensuing Year		Mgmt.	For	For
8	Authorize Repurchase of Up to 20 Percent of Issued Ordinary Share Capital		Mgmt.	For	For
9	Authorize the Company to Provide Financial Assistance for the Purchase of or Subscription for Shares in Respect of the Anglo Platinum Bonus Share Plan		Mgmt.	For	For
10	Place Authorized But Unissued Shares Under Control of Directors		Mgmt.	For	For
11	Approve Remuneration of Non-Executive Directors		Mgmt.	For	For
12	Approve the Bonus Share Plan		Mgmt.	For	For
13	Place Authorized But Unissued Shares under Control of Directors to Meet the Requirements of the Bonus Share Plan		Mgmt.	For	For
14	Authorize Board to Ratify and Execute Approved Resolutions		Mgmt.	For	For

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	AngloGold Ashanti Limited	05/15/09
Ticker: ANG* CUSIP: NA

Annual Meeting Proposals
1	Accept Financial Statements and Statutory Reports for Year Ended Dec. 31, 2008		Mgmt.	For	For
2	Re – appoint Ernst & Young Inc. as Auditors of the Company		Mgmt.	For	For
3	Reelect RP Edey as Director		Mgmt.	For	For
4	Authorize Directors to Allot and Issue Shares up to a Maximum of 5 Percent of the Issued Ordinary Shares of the Company from Time to Time		Mgmt.	For	For
5	Authorize Issuance of Shares for Cash up to a Maximum of 5 Percent of Issued Capital		Mgmt.	For	For
6	Approve Remuneration of Non-Executive Directors		Mgmt.	For	For
7	Authorize Directors to Issue Convertible Bonds		Mgmt.	For	For
8	Approve Increase in Authorized Share Capital		Mgmt.	For	For
9	Amend Articles of Association		Mgmt.	For	For

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Barrick Gold Corporation	04/29/09
Ticker: ABX CUSIP: 067901108

Annual Meeting Proposals
1	Elect H.L. Beck as Director		Mgmt.	For	For
2	Elect C.W.D. Birchall as Director		Mgmt.	For	For
3	Elect D.J. Carty as Director		Mgmt.	For	For
4	Elect G. Cisneros as Director		Mgmt.	For	For
5	Elect M.A. Cohen as Director		Mgmt.	For	For
6	Elect P.A. Crossgrove as Director		Mgmt.	For	For
7	Elect R.M. Franklin as Director		Mgmt.	For	For
8	Elect P.C. Godsoe as Director		Mgmt.	For	For
9	Elect J.B. Harvey as Director		Mgmt.	For	For
10	Elect B. Mulroney as Director		Mgmt.	For	For
11	Elect A. Munk as Director		Mgmt.	Withhold	Against
12	Elect P. Munk as Director		Mgmt.	Withhold	Against
13	Elect A.W. Regent as Director		Mgmt.	For	For
14	Elect S.J. Shapiro as Director		Mgmt.	For	For
15	Elect G.C. Wilkins as Director		Mgmt.	For	For

16	Resolution Approving the Appointment of PriceWaterhouseCoopers LLP as the Auditors of Barrick and Authorizing the Directors to Fix their Remuneration		Mgmt.	For	For
17	Shareholder resolution set out in Schedule B to the Management Proxy Circular.		Shareholder	Against	For

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Compania de Minas Buenaventura S.A.A.	10/06/08

Ticker: BVN CUSIP: 204448104

Special Meeting Proposal
1	To Approve Issuance of Unsecured Notes and Delagate to the Board of Directors the Power to Fix the Final Conditions for the Issuances		Mgmt.	For	NA

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Compania de Minas Buenaventura S.A.A.	03/27/09
Ticker: BVN CUSIP: 204448104

Annual Meeting Proposals
1	To Approve the Annual Report as of December 31, 2008		Mgmt.	For	NA
2	To Approve the Financial Statements as of December 31, 2008		Mgmt.	For	NA
3	To Appoint Ernst and Young (Medina, Zaldivar, Paredes & Asociados) as External Auditors for Fiscal Year 2009		Mgmt.	For	NA
4	To Approve the Payment of a Cash Dividend According to the Company’s Dividend Policy		Mgmt.	For	NA

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Goldcorp Inc.	05/22/09
Ticker: GG CUSIP: 380956409

Annual Meeting Proposals

1	Election of Directors		Mgmt.	For All	For
2	In Respect of the Appointment of Deloitte & Touche LLP, Chartered Accountants, as Auditors and Authorizing the Directors to Fix Their Remuneration		Mgmt.	For	For

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Gold Fields Limited	11/12/08
Ticker: GFI* CUSIP: NA

Annual Meeting Proposals
1	Accept Financial Statements and Statutory Reports for Year Ended June 30, 2008		Mgmt.	For	For
2	Reelect DN Murray as Director		Mgmt.	For	For
3	Reelect CI von Christerson as Director		Mgmt.	For	For
4	Reelect GM Wilson as Director		Mgmt.	For	For
5	Reelect AJ Wright as Director		Mgmt.	For	For
6	Place Authorized But Unissued Ordinary Shares Under Control of Directors		Mgmt.	For	For
7	Place Authorized but Unissued Non-Convertible Redeemable Shares under Control of Directors		Mgmt.	For	For
8	Approve Issuance of Shares without Preemptive Rights up to a Maximum of 10 Percent of Issued Capital		Mgmt.	For	For
9	Award Non-Executive Directors with Share Rights in Accordance with The Gold Fields Limited 2005 Non-Executive Share Plan		Mgmt.	For	For
10	Approve Increase in Directors’ Fees		Mgmt.	For	For
11	Authorize Repurchase of Up to 20 Percent of Issued Share Capital		Mgmt.	For	For

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Harmony Gold Mining Limited	11/24/08
Ticker: HMY CUSIP: 413216300

Annual Meeting Proposals
1	Adoption of the Consolidated Audited Annual Financial Statements for the Financial Year 2008		Mgmt.	For	For
2	Election of Mr. KV Dicks as Director		Mgmt.	For	For
3	Election of Dr. CM Diarra as Director		Mgmt.	For	For
4	Re-election of Mr. CML Savage as Director		Mgmt.	For	For
5	Re-election of Mr. F. Abbott as Director		Mgmt.	For	For
6	Re-appointment of PricewaterhouseCoopers Inc. as External Auditors		Mgmt.	For	For
7	Increase in Non-Exective Directors’ Fees		Mgmt.	For	For
8	Placement of 10% of the Unissued Ordinary Shares of the Company Under Directors’ Control		Mgmt.	For	For
9	General Authority for Directors to Allot and Issue Equity Securities for Cash of Up to 10%		Mgmt.	For	For

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Impala Platinum Holdings Limited	10/23/08
Ticker: IMP* CUSIP: NA

1	Accept Financial Statements and Statutory Reports for Year Ended June 30, 2008		Mgmt.	For	For
2	Reelect MV Mennell as Director		Mgmt.	For	For
3	Reelect DH Brown as Director		Mgmt.	For	For
4	Appoint TV Mokgatlha as Director		Mgmt.	For	For
5	Appoint LG Paton as Director		Mgmt.	For	For
6	Appoint LG van Vught as Director		Mgmt.	For	For
7	Approve Remuneration of Non Executive Directors		Mgmt.	For	For
7	Authorize Repurchase of Up to 10 Percent of Issued Share Capital		Mgmt.	For	For

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Kinross Gold Corporation	05/06/09
Ticker: KGC CUSIP: 496902404

Annual and Special Meeting Proposals
1	Election of Directors		Mgmt.	For All	For
2	Approval of the Appointment of KPMG LLP as Auditors of the Company and Authorization for Directors to Fix Their Remuneration		Mgmt.	For	For
3	Approval of Resolution Ratifying the Adoption of a Shareholder Rights Plan		Mgmt.	For	For

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Lonmin PLC	01/29/09
Ticker: LNMIY.PK CUSIP: 54336Q203

	Annual Meeting Proposals		Mgmt.	Not Voted	—
1	To Receive the Report and Accounts to 30 September 2008		Mgmt.	Not Voted	—
2	To Approve the 2008 Directors Remuneration Report		Mgmt.	Not Voted	—
3	To Reappoint KPMG Audit Plc as Auditors and to Authorize the Board to Approve the Auditors’ Remuneration		Mgmt.	Not Voted	—
4	To Re-elect Sir John Craven as a Director		Mgmt.	Not Voted	—
5	To Re-elect Michael Hartnall as a Director		Mgmt.	Not Voted	—
6	To Re-elect Roger Phillimore as a Director		Mgmt.	Not Voted	—
7	Directors’ authority to allot shares		Mgmt.	Not Voted	—
8	Disapplication of pre-emption rights		Mgmt.	Not Voted	—
9	Authority to Purchase Own Shares		Mgmt.	Not Voted	—
10	Adoption of New Articles of Association		Mgmt.	Not Voted	—
11	Amendment of the Lonmin Stay and Prosper Plan		Mgmt.	Not Voted	—
12	Amendment of the Lonmin Shareholder Value Incentive Plan		Mgmt.	Not Voted	—

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Newcrest Mining Limited	10/30/08
Ticker: NCMGY.PK CUSIP: 651191108

Annual Meeting Proposals
1	Receive and consider the Financial Reports of the Company, for the Financial Year Ended June 30, 2008		Mgmt.	Not Voted	—
2a	Elect Richard Knight as a Director				—
2b	Re-elect Don Mercer as a Director				—
3	Adopt Remuneration Report for the Financial Year Ended June 30, 2008		Mgmt.	Not Voted	—
4	Alteration of the Constitution – Re-insertion of Proportional Takeover Bid Approved Rule		Mgmt.	Not Voted	—
5	Alterations to the Constitution – General Amendments		Mgmt.	Not Voted	—

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Newmont Mining Corporation	04/29/09
Ticker: NEM CUSIP: 651639106

Annual Meeting Proposals
1	Elect Directors		Mgmt.	For All	For
2	Ratify Appointment of Independent Auditors for 2009		Mgmt.	For	For
3	Stockholder Proposal Regarding Special Meetings if Presented at the Meeting		Shareholder	Against	For
4	Stockholder Proposal to Approve Majority Voting for the Election of Directors in a Non-Contested Election if introduced at the Meeting		Shareholder	Against	For

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	NovaGold Resources Inc.	05/26/09
Ticker: NG CUSIP: 66987E206

Annual Meeting Proposals
1	Election of Directors		Mgmt.	For All	For
2	Appointment of PricewaterhouseCoopers LLP, Chartered Accountants, as Auditors of the Company for the Ensuing Year and Authorizing the Directors to Fix Their Remuneration		Mgmt.	For	For
3	Approve continuation of 2004 Stock Option Plan and Related Amendments		Mgmt.	For	For
4	Approve Performance Share Unit Plan		Mgmt.	For	For
5	Approve Deferred Share Unit Plan		Mgmt.	For	For

		Meeting Date	Sponsor	Vote Cast	For/ Against Mgmt.

	Randgold Resources Limited	05/5/09
Ticker: GOLD CUSIP: 752344309

Annual Meeting Proposals
1	Adoption of the Directors’ Report and Accounts		Mgmt.	For	For
2	Re-election of Director Christopher L. Coleman		Mgmt.	For	For
3	Election of Director Jon Walden		Mgmt.	For	For
4	Adoption of the Report of the Remuneration Committee		Mgmt.	For	For
5	Approve the Fees Payable to Directors		Mgmt.	Against	Against
6	Re-appoint BDO Stoy Hayward LLP as Auditors of the Company		Mgmt.	For	For

Signatures

          Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Limited
/s/ David J. Christensen

by	David J. Christensen
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 24, 2009